Goodwill and Other Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Goodwill and Other Intangible Assets

Note 5 — Goodwill and Other Intangible Assets

The changes in the carrying amount of goodwill by reportable segment during six months ended June 30, 2011 were as follows (in thousands):

	Cell Therapy — United States	Pharmaceutical Manufacturing — China	Total
Balance as of December 31, 2010
Goodwill	$558.2	$27,002.0	$27,560.2
Accumulated impairment losses	(558.2)	—	(558.2)
	—	27,002.0	27,002.0
Acquisitions*	9,680.0	—	9,680.0
Foreign currency exchange rate changes	—	534.0	534.0
Balance as of June 30, 2011
Goodwill	$9,680.0	$27,536.0	$37,216.0

*	Goodwill associated with the PCT Merger

As of June 30, 2011 and December 31, 2010, the Company’s intangible assets and related accumulated amortization consisted of the following (in thousands):

	Useful Life	June 30, 2011			December 31, 2010
		Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Customer list	10 Years	$19,490.8	$(3,077.8)	$16,413.0	$17,740.0	$(2,069.7)	$15,670.3
Manufacturing technology	10 Years	10,204.7	(983.9)	9,220.8	4,220.6	(492.4)	3,728.2
Tradename	10 Years	2,303.4	(225.4)	2,078.0	983.9	(114.7)	869.2
In process R&D	Indefinite	1,762.8	—	1,762.8	2,219.6	—	2,219.6
Standard operating procedures	10 Years	1,087.9	(181.3)	906.6	1,066.8	(124.5)	942.3
Lease rights	2 Years	833.4	(694.5)	138.9	817.2	(476.7)	340.5
VSEL patent rights	19 Years	669.0	(123.2)	545.8	669.0	(105.6)	563.4
Patents	8 Years	167.7	(41.9)	125.8	164.3	(31.2)	133.1
Total Intangible Assets		$36,519.7	$(5,328.0)	$31,191.7	$27,881.4	$(3,414.8)	$24,466.6

In 2011, Erye commenced sales of two products that were previously accounted for as In Process R&D which has resulted in a reclassification of approximately $500,600 from In Process R&D to Manufacturing Technology. Certain of the Company’s intangible assets are recorded on the books of wholly owned or partially owned subsidiaries and affiliates in China, and denominated in RMB. As a result, the balance reported fluctuates based upon the changes in exchange rates.

In connection with the acquisition of PCT, the following intangible assets were acquired (in thousands):

Customer list	$1,400.0
Manufacturing technology	5,400.0
Tradename	1,300.0
$8,100.0

Total intangible amortization expense was classified in the operating expense categories for the periods included below as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Cost of revenue	$397.3	$226.7	$738.3	$328.3
Research and development	13.8	13.6	27.5	27.1
Selling, general and administrative	541.8	452.8	1,063.4	836.1
Total	$952.9	$693.1	$1,829.2	$1,191.5

Estimated intangible amortization expense on an annual basis for the succeeding five years is as follows (in thousands):

2011	$1,820.9
2012	3,364.0
2013	3,364.0
2014	3,364.0
2015	3,364.0
Thereafter	15,914.8
$31,191.7

Note 5 — Goodwill and Other Intangible Assets

As part of the Company’s annual impairment review as of December 31, 2010, a $558,200 goodwill impairment charge was recorded within the Company’s Cell Therapy — United States reportable segment due to lower than expected revenue and operating income growth of its Adult Stem Cell Banking — United States reporting unit since its acquisition. The Company estimated the fair value utilizing a discounted cash flow model.

The changes in the carrying amount of goodwill, by reportable segment during 2010 and 2009 were as follows (in thousands):

	Cell Therapy — United States	Regenerative Medicine — China	Pharmaceutical Manufacturing — China
Balance as of December 31, 2008
Goodwill	$558.2	$—	$—
Accumulated impairment losses	—	—	—
	558.2	—	—
Acquisitions	—	—	26,070.4
Foreign currency exchange rate changes	—	—	6.0
Balance as of December 31, 2009
Goodwill	558.2	—	26,076.4
Accumulated impairment losses	—	—	—
	558.2	—	26,076.4
Impairment	(558.2)	—	—
Foreign currency exchange rate changes	—	—	925.6
Balance as of December 31, 2010
Goodwill	558.2	—	27,002.0
Accumulated impairment losses	(558.2)	—	—
	$—	$—	$27,002.0

As of December 31, 2010 and 2009, the Company’s intangible assets and related accumulated amortization consisted of the following (in thousands):

	Useful Life	December 31,
		2010			2009
		Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Amortized intangible assets:
Customer list	10	$17,740.0	$(2,069.7)	$15,670.3	$17,131.9	$(285.5)	$16,846.4
Manufacturing technology	10	4,220.6	(492.4)	3,728.2	4,075.9	(67.9)	4,008.0
In process R&D	Indefinite	2,219.6	—	2,219.6	2,143.5	—	2,143.5
Standard operating procedures	10	1,066.8	(124.5)	942.3	1,030.2	(17.1)	1,013.1
Tradename	10	983.9	(114.7)	869.2	950.2	(15.8)	934.4
Lease rights	2	817.2	(476.7)	340.5	789.2	(65.8)	723.4
VSEL patent rights	19	669.0	(105.6)	563.4	669.0	(70.4)	598.6
Patents	8	164.3	(31.2)	133.1	158.7	(11.1)	147.6
Intangible assets, net		$27,881.4	$(3,414.8)	$24,466.6	$26,948.6	$(533.6)	$26,415.0

Total intangible amortization expense was classified in the operating expense categories for the periods included below as follows (in thousands):

	Years Ended December 31,
	2010	2009	2008
Cost of revenues	$912.5	$150.9	$—
Selling, general, and administrative	1,842.0	312.5	—
Research and development	35.2	35.2	35.2
Total	$2,789.7	$498.6	$35.2

Estimated intangible amortization expense on an annual basis for the succeeding five years is as follows (in thousands):

Years Ending December 31,	Amount
2011	$2,796.6
2012	2,456.1
2013	2,456.1
2014	2,456.1
2015	2,456.1
Thereafter	9,626.0
Total	$22,247.0